UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trevor Stewart Burton & Jacobsen, Inc.

Address:   405 Lexington Avenue
           New York, NY 10174


Form 13F File Number: 28-02774


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Romanna D. Kekish
Title:  Vice President
Phone:  212-972-8157

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish              New York, NY 10174                 8/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:  $      184,919
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABBOTT LABORATORIES           Common         002824100     7070  109,659 X                            100,414      0  9245
ABBOTT LABORATORIES           Common         002824100       64    1,000          X                         0      0  1000
AFLAC INC.                    Common         001055102     6680  156,845 X                            136,220      0 20625
AIR PRODUCTS & CHEMICALS INC. Common         009158106     2569   31,825 X                             25,975      0  5850
AIR PRODUCTS & CHEMICALS INC. Common         009158106       32      400          X                         0      0   400
APACHE CORP                   Common         037411105     5528   62,900 X                             53,710      0  9190
APPLE COMPUTER INC.           Common         037833100      310      530 X                                420      0   110
BAKER HUGHES INC              Common         057224107      856   20,835 X                             16,905      0  3930
BARRICK GOLD CORP             Common         067901108      333    8,875 X                              4,475      0  4400
BED BATH & BEYOND INC.        Common         075896100      400    6,475 X                              6,460      0    15
C S X CORPORATION             Common         126408103     6541  292,516 X                            242,900      0 49616
CATERPILLAR INC               Common         149123101      518    6,100 X                              3,300      0  2800
CHEVRON CORP                  Common         166764100     2021   19,161 X                             14,411      0  4750
CONOCOPHILLIPS                Common         20825C104      400    7,150 X                              4,350      0  2800
DEVON ENERGY CORP             Common         25179M103      391    6,750 X                              1,750      0  5000
DEVRY INC                     Common         251893103     1954   63,100 X                             58,000      0  5100
DIAMOND OFFSHORE DRILLING     Common         25271C102     5998  101,430 X                             88,415      0 13015
DOMINION RESOURCES INC        Common         25746U109      416    7,700 X                              3,300      0  4400
DOW CHEMICAL                  Common         260543103     6377  202,440 X                            172,690      0 29750
EMC CORP                      Common         268648102     6876  268,280 X                            224,830      0 43450
EMERSON ELECTRIC CO           Common         291011104     6193  132,956 X                            116,920      0 16036
EMERSON ELECTRIC CO           Common         291011104       65    1,400          X                         0      0  1400
EXXON MOBIL CORPORATION       Common         30231G102      828    9,672 X                              3,616      0  6056
FLOWSERVE CORP                Common         34354P105     7739   67,445 X                             59,305      0  8140
FLUOR CORP                    Common         343412102      264    5,350 X                              3,750      0  1600
FRANKLIN STREET PPTYS CORP    Common         35471R106      127   12,000 X                             12,000      0     0
GRACO INC.                    Common         384109104      348    7,550 X                              6,350      0  1200
GRANITE CONSTRUCTION INC.     Common         387328107     3877  148,500 X                            124,100      0 24400
HARRIS CORP                   Common         413875105     6687  159,775 X                            135,005      0 24770
HARRIS CORP                   Common         413875105       42    1,000          X                         0      0  1000
HEWLETT-PACKARD CO            Common         428236103     5223  259,700 X                            213,000      0 46700
HEWLETT-PACKARD CO            Common         428236103       30    1,500          X                         0      0  1500
HONDA MOTOR CO LTD ADR        Common         438128308     3810  109,930 X                             92,130      0 17800
HONEYWELL INT'L INC.          Common         438516106     3329   59,625 X                             51,225      0  8400
HONEYWELL INT'L INC.          Common         438516106       56    1,000          X                         0      0  1000
ILLINOIS TOOL WORKS INC       Common         452308109     6663  125,980 X                            108,010      0 17970
ILLINOIS TOOL WORKS INC       Common         452308109       63    1,200          X                         0      0  1200
ITT EDUCATIONAL SERVICES INC  Common         45068B109      207    3,400 X                                  0      0  3400
J.P. MORGAN CHASE & CO        Common         46625H100      282    7,900 X                              4,400      0  3500
JACOBS ENGINEERING GRP        Common         469814107     5629  148,670 X                            127,450      0 21220
JACOBS ENGINEERING GRP        Common         469814107       38    1,000          X                         0      0  1000
JOHNSON & JOHNSON INC         Common         478160104      432    6,400 X                              2,000      0  4400
KANSAS CITY SOUTHERN          Common         485170302     1162   16,700 X                             12,700      0  4000
LINCOLN NATIONAL CORP         Common         534187109     5764  263,545 X                            224,425      0 39120
LINCOLN NATIONAL CORP         Common         534187109       44    2,000          X                         0      0  2000
MARRIOTT INTL INC             Common         571903202     3664   93,475 X                             73,725      0 19750
MCCORMICK & CO INC            Common         579780206      305    5,025 X                              4,955      0    70
MCDONALD'S  CORP              Common         580135101      819    9,250 X                              8,150      0  1100
MICROSOFT CORP                Common         594918104     6742  220,400 X                            182,800      0 37600
MONSANTO CO                   Common         61166W101      232    2,800 X                                  0      0  2800
MOSAIC CO                     Common         61945C103     5612  102,480 X                             89,365      0 13115
NORFOLK SOUTHERN CORP         Common         655844108      244    3,400 X                                  0      0  3400
OMNICOM GROUP                 Common         681919106     4892  100,650 X                             89,430      0 11220
PEPSICO INC                   Common         713448108      650    9,200 X                              7,200      0  2000
POTASH CORP OF SASKATCHEWAN   Common         73755L107      377    8,640 X                                  0      0  8640
PRAXAIR INC                   Common         74005P104      902    8,300 X                              3,500      0  4800
PROCTER & GAMBLE CO           Common         742718109      306    5,000 X                              2,200      0  2800
QUALCOMM INC                  Common         747525103      832   14,950 X                              8,900      0  6050
RAYTHEON CO                   Common         755111507     8230  145,431 X                            124,831      0 20600
RAYTHEON CO                   Common         755111507       57    1,000          X                         0      0  1000

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
RIO TINTO PLC ADR             Common         767204100      505   10,570 X                              7,880      0  2690
S.Y. BANCORP INC              Common         785060104      246   10,290 X                             10,290      0     0
SCOTTS MIRACLE-GRO CO         Common         810186106     2695   65,530 X                             59,180      0  6350
ST JUDE MEDICAL INC.          Common         790849103     6238  156,300 X                            136,600      0 19700
ST JUDE MEDICAL INC.          Common         790849103       60    1,500          X                         0      0  1500
STRYKER CORP                  Common         863667101     6727  122,095 X                            106,485      0 15610
TARGET CORP                   Common         8.76E+110     5336   91,695 X                             80,970      0 10725
TEREX CORP                    Common         880779103     5694  319,330 X                            271,350      0 47980
THERMO FISHER SCIENTIFIC INC. Common         883556102     1184   22,810 X                             18,115      0  4695
TORO CO                       Common         891092108      487    6,650 X                              4,925      0  1725
TRANSOCEAN LTD                Common         H8817H100      594   13,275 X                             10,585      0  2690
URS CORP                      Common         903236107     5365  153,825 X                            130,525      0 23300
URS CORP                      Common         903236107       35    1,000          X                         0      0  1000
VERIZON COMMUNICATIONS        Common         92343V104      393    8,849 X                              1,749      0  7100
VULCAN MATERIALS CO           Common         929160109     1009   25,400 X                             22,000      0  3400
WALGREEN CO                   Common         931422109      251    8,500 X                              3,000      0  5500